Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive income	Accumulated other comprehensive income
The following table represents accumulated other comprehensive income as follows (in thousands):

	December 31, 2025	December 31, 2024	December 31, 2023
Pension adjustments, net of tax	$(1,739)	$(1,867)	$(2,029)
Foreign currency translation adjustments	(3,165)	(8,821)	1,219
Total	$(4,904)	$(10,688)	$(810)